Schedule of movement in foreign currency translation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Balance at 1 July 2023	$ (4,779,266)	$ (2,826,208)
Balance	211,013,563	(4,779,266)
Reserve of exchange differences on translation [member]
IfrsStatementLineItems [Line Items]
Balance at 1 July 2023	44,922	25,026
Exchange differences on translating foreign operations	(7,976,340)	19,896
Balance	$ (7,931,418)	$ 44,922